RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of amounts due from related parties
	December 31,
	2013	2014

Changzhou Mobile	$52,271	$-
DMG Chongqing	799,613	308,276
Henan Mobile	72,827	-
Hubei Mobile	217,212	200,605
Jilin Mobile	109,662	187,373
Ningbo Mobile	310,913	321,708
Shenzhen Mobile	23,926	211,323
Shenzhen Media	45,200	15,156
Director and management of the Company	697,304	815,648
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan")	-	407,266
	$2,328,928	$2,467,355

Schedule of amounts due to related parties
	December 31,
	2013	2014

Chengdu Mobile	$332,253	$-
Changzhou Mobile	-	2,610
Suzhou Mobile	64,235	63,941
Eastlong Huatong	78,633	56,119
Shenzhen Champs Elysees Renovations Co., Ltd. ("Champs Elysees")	3,825	3,807
Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye")	21,352	219,094
Shenzhen Meiye Qiye Development Co., Ltd. ("Qiye")	1,035	1,029
Wuxi Guangtong	457,121	115,093
Zhongguanguoji	719,089	715,797
	$1,677,543	$1,177,490

Schedule of advertising equipment sales (to) from investee companies
	Year ended December 31,
	2012	2013	2014

Chengdu Mobile	$(564)	$-	$-
DMG Chongging	(746,587)	(1,139,078)	(931,444)
Hubei Mobile	(399)	(1,102)	-
Jilin Mobile	-	(226)	-
Ningbo Mobil	-	(296,040)	(254,931)
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan")	-	(806,127)	(768,789)
	$(747,550)	$(2,242,573)	$(1,955,164)

Schedule of services rendered by investee companies
	Year ended December 31,
	2012	2013	2014

Chengdu Mobile	$2,018,325	$1,859,950	$1,689,243
Dalian Mobile	1,536,657	770,964	831,172
DMG Chonqging	286,665	387,798	640,246
Eastlong Huatong	-	300,791	334,035
Guangtong Mobile	1,229,301	1,323,535	-
Henan Mobile	374,435	556,960	597,393
Hubei Mobile	1,132,080	1,303,298	948,592
Jilin Mobile	578,175	602,118	52,213
Ningbo Mobile	1,363,903	761,977	813,908
Suzhou Mobile	1,303,043	526,473	921,405
Shenzhen Media	-	-	143,374
	$9,822,584	$8,393,864	$6,971,581